Activity in Net Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Summary Of Net Deferred Tax Assets [Line Items]
Beginning balance	$ 5,231
Increase in deferred tax assets	2,903
Decrease in deferred tax liabilities	(667)
Increase in valuation allowance	(7,467)
Ending Balance